FINANCIAL INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INCOME (LOSS), NET [Abstract]
Interest income	$ 169	$ 301	$ 421
Bank fees and other finance income (expenses)	(28)	(61)	27
Change in fair value of research and development funding arrangements	(811)	(588)	(113)
Change in fair value of liability with respect to outstanding options to non-employee	104	20
Funding arrangements issuance expenses			(463)
Gain from sales of marketable securities	3,711		239
Gain from derivatives transactions			134
Foreign currency translation adjustments	315	242	(270)
Financial income (loss), net	$ 3,460	$ (86)	$ (25)